INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2016	2015
Cost:

Developed technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229
Capitalized developed costs	791	411
Video technology	4,433	4,433
Video technology and capitalized developed cost impairment	(3,763)	-

	4,875	8,258
Accumulated amortization:

Developed technology	2,170	2,045
Customer relationships	1,015	1,001
Brand name	166	146
Video technology	1,461	605

	4,812	3,797

Amortized cost	$63	$4,461

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,

2017	$21
2018	21
2019	21

$63